Consolidated Statements of Operations and Comprehensive (loss) Income (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	471,777	470,484
Project costs	216,342	180,348
Equipment costs	161,108	207,906
Depreciation	42,927	36,491
Gross profit	51,400	45,739
General and administrative expenses	33,462	39,901
Loss on disposal of plant and equipment	2,777	3,033
(Gain) loss on disposal of assets held for sale (note 8)	(86)	2,212
Amortization of intangible assets (note 11(b))	3,648	3,276
Operating income (loss) before the undernoted	11,599	(2,683)
Interest expense (note 21)	12,235	21,697
Foreign exchange loss (gain)	38	(156)
Unrealized gain on derivative financial instruments	0	(6,551)
Loss on debt extinguishment (note 13(c))	54	6,476
Loss from continuing operations before income taxes	(728)	(24,149)
Income tax (note 9):
Current benefit	(92)	(2,438)
Deferred expense (benefit)	61	(3,664)
Net loss from continuing operations	(697)	(18,047)
(Loss) income from discontinued operations, net of tax (note 22)	(472)	87,231
Net (loss) income	(1,169)	69,184
Other comprehensive income
Unrealized foreign currency translation gain	0	27
Comprehensive (loss) income	(1,169)	69,211
Per share information from continuing operations
Net loss - basic (note 18) (in CAD per share)	(0.02)	(0.50)
Net loss - diluted (note 18) (in CAD per share)	(0.02)	(0.50)
Net (loss) income - basic (note 18) (in CAD per share)	(0.01)	2.41
Net (loss) income - diluted (note 18) (in CAD per share)	(0.01)	2.39
Net (loss) income - basic (note 18) (in CAD per share)	(0.03)	1.91
Net (loss) income - diluted (note 18) (in CAD per share)	(0.03)	1.89
Cash dividend per share (note 17(d))	0.08	0